Net Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/profit	¥ 14,968	$ 2,150	¥ 2,928	¥ (97,045)
Less: Net profit/(loss) attributable to non-controlling interests	66	9	(224)	128
Net (loss)/profit attributable to common shareholders of common shares and redeemable preferred shares	14,902	2,141	3,152	(97,173)
Redeemable Preferred Shares redemption value accretion	(32,854)	(4,719)	(29,118)	(26,474)
Allocation to redeemable preferred shareholders	(7,431)	(1,067)	(1,558)	47,934
Net loss attributable to common shareholders-Basic and diluted	¥ (25,383)	$ (3,645)	¥ (27,524)	¥ (75,713)
Denominator:
Denominator for basic and diluted loss per share weighted-average common shares outstanding	452,445,068	452,445,068	445,272,000	445,272,000
Basic and diluted loss per share | (per share)	¥ (0.06)	$ (0.01)	¥ (0.06)	¥ (0.17)